CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A and B Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock [Member]	Common Stock [Member] Series A and B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A and B Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series A Convertible Preferred Stock	Additional Paid-in Capital [Member] Series B Convertible Preferred Stock	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series B Convertible Preferred Stock	Security Purchases and Other [Member]	Security Purchases and Other [Member] Common Stock [Member]	Security Purchases and Other [Member] Additional Paid-in Capital [Member]	IPO [Member]	IPO [Member] Common Stock [Member]	IPO [Member] Additional Paid-in Capital [Member]
Beginning Balance at Dec. 31, 2010	$ 187,929				$ 22		$ 196,005				$ 29	$ (8,127)
Beginning Balance (in shares) at Dec. 31, 2010					21,761,765
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	13,345											13,345
Other comprehensive income (loss)	160										160
Stock-based compensation	3,272						3,272
Temporary Equity, Accretion to Redemption Value			(3,666)						(3,666)
Accretion of redeemable convertible preferred stock issuance costs			(107)	(10,000)					(107)	(4,782)			(5,218)
Exercised (in shares)					73,972
Exercise of options	(347)						(347)
Ending Balance at Dec. 31, 2011	190,586				22		190,375				189	0
Ending Balance (in shares) at Dec. 31, 2011					21,835,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(32,655)											(32,655)
Other comprehensive income (loss)	(387)										(387)
Stock-based compensation	2,243						2,243
Temporary Equity, Accretion to Redemption Value			(4,642)	(2,656)					(4,642)	(2,656)
Temporary Equity, Carrying Amount, Period Increase (Decrease)	(2,542)						(2,542)
Accretion of redeemable convertible preferred stock issuance costs		(114)						(114)
Stock Issued During Period, Shares, New Issues					66,244
Issuances of common stock pursuant to securities purchase and other agreements	650						650
Exercised (in shares)					168,184
Exercise of options	(451)						(451)
Ending Balance at Dec. 31, 2012	150,032				22		182,863				(198)	(32,655)
Ending Balance (in shares) at Dec. 31, 2012	22,070,165				22,070,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(37,913)											(37,913)
Other comprehensive income (loss)	(722)										(722)
Stock-based compensation	1,588						1,588
Preferred Stock, Accretion of Redemption Discount			(6,068)						(6,068)
Temporary Equity, Carrying Amount, Period Increase (Decrease)	(14,035)						(14,035)
Accretion of redeemable convertible preferred stock issuance costs		(100)		764				(100)		764
Stock Issued During Period, Shares, New Issues					196,029
Issuances of common stock pursuant to securities purchase and other agreements	2,177						2,177
Stock option modifications	(1,910)						(1,910)
Exercised (in shares)					155,315
Exercise of options	372						372
Ending Balance at Dec. 31, 2013	94,185				22		165,651				(920)	(70,568)
Ending Balance (in shares) at Dec. 31, 2013	22,421,509				22,421,509
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(48,570)											(48,570)
Other comprehensive income (loss)	(1,380)										(1,380)
Stock-based compensation	3,830						3,830
Preferred Stock, Accretion of Redemption Discount			(1,158)						(1,158)
Temporary Equity, Accretion to Redemption Value			(1,170)	(6,889)
Accretion of redeemable convertible preferred stock issuance costs		(22)						(22)
Stock Issued During Period, Shares, New Issues															121,111			8,825,000
Issuances of common stock pursuant to securities purchase and other agreements														2,308	1	2,307	118,870	8	118,862
Adjustment of preferred stock to fair value prior to conversion	(8,059)
Common stock issued in conversion of Series A and B redeemable convertible preferred stock (in shares)			7,250,885	6,301,290		5,577,016
Common stock issued in conversion of Series A and B redeemable convertible preferred stock		83,656	44,760	38,895		6		83,650
Stock option modifications	2,077						2,077
Exercised (in shares)					193,863
Exercise of options	(279)						(279)
Ending Balance at Sep. 30, 2014	$ 264,336				$ 37		$ 382,977				$ 460	$ (119,138)
Ending Balance (in shares) at Sep. 30, 2014	37,138,499				37,138,499